Condensed Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Shares subject to possible redemption (in Dollars)	$ 17,568,764	$ 17,423,106
Shares subject to possible redemption per share (in Dollars per share)	$ 10.00	$ 10.00
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	380,000,000	380,000,000
Common stock, shares issued	3,081,236	3,226,894
Common stock, shares outstanding	3,081,236	3,226,894
Class B Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	5,162,500	5,750,000
Common stock, shares outstanding	5,162,500	5,750,000